Financial risk management - Exposure to foreign exchange risk - Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2025 EUR (€) $ / €	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / €
Financial risk management
Assets, fair value	€ 236,494	€ 100,120	€ 41,706
Exchange rate at the end of period | $ / €	1.175	1.0389	1.105
Exposure to foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Exchange rate at the end of period | $ / €	1.175	1.039	1.11
Impact of a 5% change in exchange rate at the end of period | $ / €	1.234	1.091	1.16
Cash and cash equivalents
Financial risk management
Assets, fair value	€ 99,312	€ 96,564	€ 26,918
Cash and cash equivalents | Exposure to foreign exchange risk | USD
Financial risk management
Assets, fair value	24,792	21,879	4,649
Impact of reasonably possible increase (decrease) in assumption	(1,181)	(1,042)	(221)
Short-term deposit accounts
Financial risk management
Assets, fair value	131,558		70
Short-term deposit accounts | Exposure to foreign exchange risk | USD
Financial risk management
Assets, fair value	34,979	8,182	2,715
Impact of reasonably possible increase (decrease) in assumption	€ (1,666)	€ (390)	€ (129)